Borrowings - Summary of Information about Group Obtained Loan Facilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Transaction as on June 2019
Disclosure of group obtained loan facilities [Line Items]
Facility term	3 year
Mr. Sizhen Wang | Transaction as on June 2019
Disclosure of group obtained loan facilities [Line Items]
Facility term	2 year
Facility amount	¥ 5,000
Loan amount drawn	¥ 5,000
Interest rate (per annum)	5.00%
Mr. Sizhen Wang | Transaction as on March 2020
Disclosure of group obtained loan facilities [Line Items]
Facility term	1 year
Facility amount	¥ 10,000
Loan amount drawn	¥ 10,000
Interest rate (per annum)	3.70%
Mr. Sizhen Wang | Transaction as on March 2020
Disclosure of group obtained loan facilities [Line Items]
Facility term	1 year
Facility amount	¥ 30,000
Loan amount drawn	¥ 30,000
Interest rate (per annum)	2.00%
Mr. Sizhen Wang | Transaction as on May 2020
Disclosure of group obtained loan facilities [Line Items]
Facility term	2 year
Facility amount	¥ 25,000
Loan amount drawn	¥ 10,000
Interest rate (per annum)	3.50%
Mr. Sizhen Wang | Bottom of range [member]
Disclosure of group obtained loan facilities [Line Items]
Interest rate (per annum)		0.00%
Mr. Sizhen Wang | Bottom of range [member] | Transaction as on June 2019
Disclosure of group obtained loan facilities [Line Items]
Loan period	June 2019
Mr. Sizhen Wang | Bottom of range [member] | Transaction as on March 2020
Disclosure of group obtained loan facilities [Line Items]
Loan period	March 2020
Mr. Sizhen Wang | Bottom of range [member] | Transaction as on March 2020
Disclosure of group obtained loan facilities [Line Items]
Loan period	March 2020
Mr. Sizhen Wang | Bottom of range [member] | Transaction as on May 2020
Disclosure of group obtained loan facilities [Line Items]
Loan period	October 2020
Mr. Sizhen Wang | Top of range [member]
Disclosure of group obtained loan facilities [Line Items]
Interest rate (per annum)		4.35%
Mr. Sizhen Wang | Top of range [member] | Transaction as on June 2019
Disclosure of group obtained loan facilities [Line Items]
Loan period	June 2020
Mr. Sizhen Wang | Top of range [member] | Transaction as on March 2020
Disclosure of group obtained loan facilities [Line Items]
Loan period	March 2021
Mr. Sizhen Wang | Top of range [member] | Transaction as on March 2020
Disclosure of group obtained loan facilities [Line Items]
Loan period	March 2021
Mr. Sizhen Wang | Top of range [member] | Transaction as on May 2020
Disclosure of group obtained loan facilities [Line Items]
Loan period	October 2021